PREPAIDS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
NATURE OF OPERATIONS
Prepaids	8. PREPAIDS Prepaids consisted primarily of OTC annual fees totaling $9,844 and $5,500 for September 30, 2022 and December 31, 2021 respectively.
8. PREPAIDS		8. PREPAIDS Prepaids consisted primarily of director and officer insurance and OTC annual fees totaling $5,500 and $47,000 for December 31, 2021 and 2020 respectively.